Disclosure of detailed information about options, valuation assumptions (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Expected stock price volatility	81.72%	87.15%
Expected life of options	5.0	5.0
Risk free interest rate	1.53%	0.68%
Expected forfeitures	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Weighted average fair value per option granted in the year	CAD 2.13	CAD 1.65